CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Cash Flow Statement [Abstract]
Schedule of cash flow statement
USDm	2018	2017	2016
Reversal of other non-cash movements:
Amortization of acquired assets and liabilities	-	-	-0.1
Exchange rate adjustments	2.0	1.8	-2.4
Share-based payments	-	1.9	2.0
Equity transactions expensed in relation to the Corporate Reorganization	-	-	-6.4
Other adjustments	-	-	-0.2
Total	2.0	3.7	-7.1

USDm	2018	2017	2016
Change in bunkers, receivables and payables:
Change in bunkers	-6.2	-1.6	-6.1
Change in receivables	-10.4	-12.4	18.2
Change in prepayments	1.5	-1.4	2.7
Change in trade payables and other liabilities	11.7	-1.6	-2.6
Other changes	-2.2	-2.9	-2.9
Adjusted for fair value changes of derivative financial instruments	-7.1	6.9	-1.0
Total	-12.7	-13.0	8.3